ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses
Receivable, Net	$ 1,118,770	$ 904,943
Allowances for accounts receivable
Allowance for credit losses
Receivable, gross	1,194,913	961,745
Allowance for credit losses	(76,144)	(56,802)	$ (49,930)
Receivable, Net	1,118,769	904,943
Movement of allowances
Beginning of the year	56,802	49,930	47,126
Provision for credit losses, net	14,289	7,381	4,349
Write-offs	(647)	(2,073)	(109)
Foreign exchange effect	5,700	1,564	(1,436)
Closing balance	76,144	56,802	49,930
Allowances for advances to suppliers
Allowance for credit losses
Receivable, gross	244,703	328,460
Allowance for credit losses	(2,141)	(2,424)
Receivable, Net	242,562	326,036
Movement of allowances
Beginning of the year	2,424
Closing balance	2,141	2,424
Warranty insurance receivable net
Allowance for credit losses
Receivable, gross	79,923	84,035
Allowance for credit losses	(23,923)	(1,300)
Receivable, Net	56,000	82,735
Movement of allowances
Beginning of the year	1,300
Closing balance	23,923	1,300
Allowances for other receivables
Allowance for credit losses
Receivable, gross	184,139	145,376
Allowance for credit losses	(13,901)	(11,878)
Receivable, Net	170,238	133,498
Movement of allowances
Beginning of the year	11,878
Closing balance	13,901	11,878
Advances to suppliers, warranty insurance receivable and other receivable
Allowance for credit losses
Allowance for credit losses	(39,965)	(15,602)	(11,374)
Movement of allowances
Beginning of the year	15,602	11,374	29,079
Provision for credit losses, net	24,771	4,633	1,424
Write-offs		(242)	(18,295)
Foreign exchange effect	(408)	(163)	(834)
Closing balance	$ 39,965	$ 15,602	$ 11,374